Assets subject to lien and assets acquired through foreclosures - Carrying amounts of assets acquired through foreclosure (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Investment properties
Land		₩ 2,185	₩ 5,425
Building		181
Sub-total		2,366	5,425
Other assets
Land for non-business use		21,156	10,684
Building for non-business use	[1]	1,526	1,966
Movables for non-business use	[2]	120	155
Real estate assessment provision for non-business use		(1,129)	(670)
Sub-total		21,673	12,135
Assets held for sale
Land		2,980	5,477
Buildings		2,557	3,568
Others		418	546
Sub-total		5,955	9,591
Total		₩ 29,994	₩ 27,151

[1]	The cumulative depreciation amount as of December 31, 2020 and 2021 is 566 million Won and 716 million Won, respectively.
[2]	The cumulative depreciation amount as of December 31, 2020 and 2021 is 854 million Won and 907 million Won, respectively.